Employee Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Statutorily prescribed limit	$ 18,000
Match vests			100.00%
Matching contribution made by the group under the plan	$ 2,500,000	$ 2,200,000	$ 1,200,000
HostGator [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Match vests	100.00%
Matching contribution made by the group under the plan			100,000
Salary vesting period	3 years
Dotster, Inc. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Match vests	100.00%
Other Acquisitions [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Matching contribution made by the group under the plan			$ 400,000
Employee Earnings First 3% [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Each participant's contribution			100.00%
Percentage of next annual contribution to salary			3.00%
Employee Earnings First 3% [Member] | Dotster, Inc. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Each participant's contribution	100.00%
Percentage of next annual contribution to salary	3.00%
Employee Earnings Next 2% [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Each participant's contribution			50.00%
Percentage of next annual contribution to salary			2.00%
Employee Earnings Next 2% [Member] | Dotster, Inc. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Each participant's contribution	50.00%
Percentage of next annual contribution to salary	2.00%
Employee Earnings First 4% [Member] | HostGator [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Each participant's contribution	25.00%
Percentage of next annual contribution to salary	4.00%